Other non-current Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Oct. 31, 2020	Mar. 31, 2020	Dec. 31, 2018
Other Assets Noncurrent Disclosure [Line Items]
Principal amount outstanding	¥ 3,957		¥ 35,082
Loan Agreement With Third Party One [Member]
Other Assets Noncurrent Disclosure [Line Items]
Loan Agreement Term with a third party				2 years
Principal amount of loan				¥ 1,460
Interest rate on loan				6.00%
Early repayment of loan	2020-10
Loan Agreement With Third Party One [Member] | Prepayment and Other Current Assets [Member]
Other Assets Noncurrent Disclosure [Line Items]
Principal amount outstanding			¥ 1,460
Interest Free Loan Agreement With Third Party [Member]
Other Assets Noncurrent Disclosure [Line Items]
Loan Agreement Term with a third party		2 years
Principal amount of loan		¥ 300
Principal amount outstanding	¥ 300